Investment Securities (Gains (Losses) on Sales of Securities Available for Sale) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Gross Gains	$ 69	$ 57	$ 38
Gross Losses	(21)	(57)	(31)
Net Gains	48		7
Tax Expense	$ 10		$ 2